Commitments and Contingencies - Future Minimum Lease Payments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating
2017	$ 17,452
2018	15,322
2019	14,998
2020	13,521
2021	13,086
Thereafter	47,634
Amounts representing interest	0
Total lease payments	122,013
Capital
2017	10,513
2018	6,117
2019	2,049
2020	17
2021	0
Thereafter	0
Amounts representing interest	(963)
Total lease payments	17,733
Total
2017	27,965
2018	21,439
2019	17,047
2020	13,538
2021	13,086
Thereafter	47,634
Amounts representing interest	(963)
Total lease payments	$ 139,746